Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding	0	1	0
Preferred stock, shares authorized	0	1	0
Preferred stock, shares issued	0	1	0
Preferred stock, liquidation preference (in Dollars)	$ 0	$ 5,000	$ 0
Revelation Sub Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares outstanding		0	0
Preferred stock, shares authorized		0	0
Preferred stock, shares issued		0	0
Revelation Sub Series A-1 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares outstanding		0	0
Preferred stock, shares authorized		0	1,100,000
Preferred stock, shares issued		0	0
Common Stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	11,000,000
Common stock, shares outstanding	6,297,303	682,882	282,039
Common Stock, shares issued	6,297,303	682,882	282,039